Cash and Cash Equivalents, Marketable Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents, Marketable Securities [Abstract]
CASH AND CASH EQUIVALENTS, MARKETABLE SECURITIES

NOTE 5 — CASH AND CASH EQUIVALENTS, MARKETABLE SECURITIES

CASH AND CASH EQUIVALENTS

Financial investments are substantially represented by fixed income investment funds with remuneration close to the Interbank Deposit Certificate (CDI) and can be redeemed at any time without prejudice to the appropriate remuneration.

			Change
	09/30/2025	12/31/2024	$	%
Banks	17	26	(9)	-35%
	17	26	(9)	-35%

NOTE 5 — CASH AND CASH EQUIVALENTS, MARKETABLE SECURITIES

CASH AND CASH EQUIVALENTS

Financial investments are substantially represented by fixed income investment funds with remuneration close to the Interbank Deposit Certificate (CDI) and can be redeemed at any time without prejudice to the appropriate remuneration.

			Change
	12/31/2024	12/31/2023	$	%
Banks	26	7,765	(7,739)	-100%
	26	7,765	(7,739)	-100%